Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
September 30, 2023
VTELP-NPRT3-1123
1.856920.116
Common Stocks - 98.8%
	Shares	Value ($)
Broadline Retail - 4.0%
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	50,800	6,457,696
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc.	400	11,876
Diversified Telecommunication Services - 7.0%
Alternative Carriers - 2.3%
EchoStar Holding Corp. Class A (a)	1,000	16,750
GCI Liberty, Inc. Class A	21,982	0
Liberty Global PLC Class C (a)	89,500	1,661,120
Liberty Latin America Ltd. Class C (a)	250,490	2,043,998
		3,721,868
Integrated Telecommunication Services - 4.7%
AT&T, Inc.	501,400	7,531,028
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		11,252,896
Entertainment - 18.5%
Interactive Home Entertainment - 3.7%
Roblox Corp. (a)	18,500	535,760
Sea Ltd. ADR (a)	43,600	1,916,220
Skillz, Inc. (a)	95	485
Take-Two Interactive Software, Inc. (a)	24,200	3,397,438
		5,849,903
Movies & Entertainment - 14.8%
Atlanta Braves Holdings, Inc.	1,198	42,805
Cinemark Holdings, Inc. (a)	56,400	1,034,940
Endeavor Group Holdings, Inc.	26,900	535,310
Liberty Media Corp. Liberty Formula One Class A	43,800	2,476,452
Liberty Media Corp. Liberty Live Series A	1,810	57,775
Lions Gate Entertainment Corp.:
Class A (a)	4,500	38,160
Class B (a)	92,300	726,401
Marcus Corp. (b)	46,700	723,850
Netflix, Inc. (a)	26,210	9,896,896
The Walt Disney Co. (a)	57,923	4,694,659
TKO Group Holdings, Inc.	24,800	2,084,688
Warner Music Group Corp. Class A	43,500	1,365,900
		23,677,836
TOTAL ENTERTAINMENT		29,527,739
Ground Transportation - 3.0%
Passenger Ground Transportation - 3.0%
Uber Technologies, Inc. (a)	103,300	4,750,767
Interactive Media & Services - 47.6%
Interactive Media & Services - 47.6%
Alphabet, Inc. Class A (a)	244,900	32,047,614
Angi, Inc. (a)(b)	338,199	669,634
Match Group, Inc. (a)	53,399	2,091,906
Meta Platforms, Inc. Class A (a)	119,900	35,995,180
Pinterest, Inc. Class A (a)	86,900	2,348,907
Snap, Inc. Class A (a)	345,200	3,075,732
		76,228,973
IT Services - 1.0%
Internet Services & Infrastructure - 1.0%
Shopify, Inc. Class A (a)	28,800	1,571,616
Media - 13.1%
Advertising - 0.1%
S4 Capital PLC (a)	126,300	104,171
Cable & Satellite - 13.0%
Altice U.S.A., Inc. Class A (a)	234,700	767,469
Charter Communications, Inc. Class A (a)	16,700	7,344,994
Comcast Corp. Class A	117,700	5,218,818
DISH Network Corp. Class A (a)(b)	5,654	33,132
Liberty Broadband Corp. Class A (a)	82,265	7,478,711
		20,843,124
TOTAL MEDIA		20,947,295
Software - 0.0%
Application Software - 0.0%
Klaviyo, Inc. Class A	400	13,800
Wireless Telecommunication Services - 4.6%
Wireless Telecommunication Services - 4.6%
T-Mobile U.S., Inc.	52,221	7,313,551
TOTAL COMMON STOCKS (Cost $126,278,827)		158,076,209

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,909,077	1,909,459
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,207,160	1,207,280
TOTAL MONEY MARKET FUNDS (Cost $3,116,739)		3,116,739

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $129,395,566)	161,192,948
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,228,355)
NET ASSETS - 100.0%	159,964,593

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	603,067	62,102,442	60,796,050	66,009	-	-	1,909,459	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,323,180	19,533,292	20,649,192	1,982	-	-	1,207,280	0.0%
Total	2,926,247	81,635,734	81,445,242	67,991	-	-	3,116,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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